ACQUISITION OF BUSINESSES - BHI Energy (Details) - BHI Energy $ in Millions	May 27, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill expected to be deductible for tax purposes	$ 68
Infrastructure services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 737
Goodwill	257
Intangible assets	390
Other net assets recognised as of acquisition date	$ 90